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Brookfield Real Assets Securities Fund
BROOKFIELD REAL ASSETS SECURITIES FUND
Investment Objective
The Brookfield Real Assets Securities Fund (the “Fund,” or the “Real Assets Securities Fund”) seeks total return, which is targeted to be in excess of inflation, through growth of capital and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Brookfield Investment Funds. You may also qualify for sales charge discounts or waivers through certain financial intermediaries. More information about these and other discounts is available from your financial professional and in the section entitled “Shareholder Account Information — Initial Sales Charges (Class A Shares Only)” on page 95 of the Fund’s Prospectus and in Appendix A, “Sales Charge Reductions and Waivers Available Through Certain Intermediaries,” attached to the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Brookfield Real Assets Securities Fund	Class A		Class C		Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of original cost of shares redeemed)	none	[1]	1.00%	[2]	none
[1]	No sales charge is payable at the time of purchase on investments of $1 million or more, although for such investments the Fund will impose a Contingent Deferred Sales Charge of 1.00% on redemptions made within eighteen months of purchase.
[2]	A Contingent Deferred Sales Charge of 1.00% will be applied to redemptions of Class C Shares made within twelve months of the purchase date.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Brookfield Real Assets Securities Fund	Class A		Class C		Class I Shares
Management Fees	0.75%		0.75%		0.75%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		none
Other Expenses	0.70%		0.75%		0.66%
Total Annual Fund Operating Expenses	1.70%		2.50%		1.41%
Less Fee Waiver and/or Expense Reimbursement	(0.55%)	[1]	(0.60%)	[1]	(0.51%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.15%	[1]	1.90%	[1]	0.90%
[1]	Brookfield Public Securities Group LLC, the Fund’s investment adviser (the “Adviser”), has contractually agreed to waive all or a portion of its investment advisory or administration fees and/or to reimburse certain expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding any front-end or contingent deferred sales loads, brokerage commissions and other transactional expenses, acquired fund fees and expenses, interest, taxes, and extraordinary expenses, such as litigation; and other expenses not incurred in the ordinary course of the Fund’s business) at no more than 1.15% for Class A Shares, 1.90% for Class C Shares, and 0.90% for Class I Shares. The fee waiver and expense reimbursement arrangement will continue until at least April 30, 2024, and may not be terminated by the Fund or the Adviser before such time. Thereafter, this arrangement may only be terminated or amended to increase the expense cap as of April 30th of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board of Trustees (the “Board”) with written notice of its intention to terminate the arrangement prior to the expiration of its then current term. Any waivers and/or reimbursements made by the Adviser are subject to recoupment from the Fund for a period not to exceed three years after the occurrence of the waiver and/or reimbursement provided that the Fund may only make repayments to the Adviser if such repayment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (1) the expense cap in place at the time such amounts were waived; and (2) the Fund’s current expense cap.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same (taking into account the expense limitation for the first year).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Brookfield Real Assets Securities Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	587	934	1,305	2,345
Class C	293	721	1,277	2,791
Class I Shares	92	396	722	1,647

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Brookfield Real Assets Securities Fund | Class C | USD ($)	193	721	1,277	2,791

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended December 31, 2022, the Fund’s portfolio turnover rate was 92% of the average value of its portfolio.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing in the “real assets” asset class, which includes the following categories:
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real estate securities;

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infrastructure securities; and

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natural resources securities (collectively, “Real Asset Securities”).

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in Real Asset Securities (the “80% Policy”). The Fund may purchase both equity and fixed income securities. The Fund actively trades portfolio securities. The Fund may invest in securities of companies or issuers of any size market capitalization. The Fund will invest in companies or issuers located throughout the world and there is no limitation on the Fund’s investments in foreign securities or in emerging markets.
The Fund may change the 80% Policy without shareholder approval. The Fund will provide shareholders with written notice at least 60 days prior to the implementation of any change to the 80% Policy.
In managing the Fund, the Adviser will determine the Fund’s strategic asset allocation. The Fund has flexibility in the relative weightings given to each of these categories. In addition, the Fund may, in the future, invest in additional investment categories other than those listed herein, to the extent consistent with the Fund’s investment objective.
The Fund may invest in common, convertible and preferred stock, restricted (“144A”) or private securities, asset-backed securities (“ABS”) including ABS that are backed by interest in real estate or land, mortgage-backed securities (“MBS”) of any kind, interests in loans and/or whole loan pools of mortgages, mortgage real estate investment trusts (“mortgage REITs”), investment grade fixed income securities, high yield fixed income securities (“junk bonds”), collateralized loan obligations (“CLOs”), bank loans (including participations, assignments, senior loans, delayed funding loans and revolving credit facilities), open-end and closed-end investment companies, including exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), and securities issued and/or guaranteed by the U.S. Government, its agencies or instrumentalities or sponsored corporations, as described in this Prospectus. The Fund may invest in fixed income securities of any maturity. The Fund’s investments in MBS may include residential MBS (“RMBS”) or commercial MBS (“CMBS”).
The Fund defines a real estate security as any security tied to a company or issuer that (i) derives at least 50% of its revenues from the ownership, operation, development, construction, financing, management, or sale of commercial, industrial, or residential real estate and similar activities, or (ii) commits at least 50% of its assets to activities related to real estate.
For purposes of selecting investments in real estate securities, the Fund defines the real estate sector broadly. It includes, but is not limited to, the following:
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real estate investment trusts (“REITs”);

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real estate operating companies (“REOCs”);

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firms dependent on real estate holdings for revenues and profits, including lodging, leisure, timber, mining, and agriculture companies; and

•
debt securities, including securitized obligations, which are predominantly supported by real estate assets.

REITs are companies that own interests in real estate or in real estate related loans or other interests, and their revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. A REIT in the United States is generally not taxed on income distributed to shareholders so long as it meets tax-related requirements, including the requirement that it distribute substantially all of its taxable income to its shareholders.
REOCs are real estate companies that have not elected to be taxed as REITs and therefore are not required to distribute taxable income and have fewer restrictions on what they can invest in.
The Fund defines an infrastructure security as any security tied to a company or issuer that (i) derives at least 50% of its revenue or profits, either directly or indirectly, from infrastructure assets, or (ii) commits at least 50% of its assets to activities related to infrastructure.
For purposes of selecting investments in infrastructure securities, the Fund defines the infrastructure sector broadly. It includes, but is not limited to, the physical structures, networks, and systems of:
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transportation;

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energy;

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water and sewage; and

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communication.

Infrastructure securities also includes master limited partnerships (“MLPs”).
From time to time, the Fund may invest in stapled securities to gain exposure to infrastructure companies in Australia. A stapled security, which is widely used in Australia, is a security that is comprised of two parts that cannot be separated from one another. The two parts of a stapled security are a unit of a trust and a share of a company. The resulting security is influenced by both parts and must be treated as one unit at all times, such as when buying or selling the security.
The Fund defines a natural resources security as any security tied to a company or issuer that (i) derives at least 50% of its revenues, profits, or value, either directly or indirectly, from natural resources assets, including, but not limited to:
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timber and agriculture;

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metals, including, but not limited to, precious metals, such as gold, silver, and platinum; ferrous and nonferrous metals, such as iron, aluminum, and copper; and metals such as uranium and titanium; and

•
energy, including the exploration, production, processing, and manufacturing of hydrocarbon-related and chemical-related products; and

•
commodities and commodity-linked assets and securities to gain exposure to the commodities markets without investing directly in physical commodities; or

(ii) provides supporting services to such natural resources companies or issuers.
For purposes of investments in natural resources assets, the Fund may use commodities and commodity-linked assets and securities to gain exposure to the commodities markets without investing directly in physical commodities. Commodities are assets that have tangible properties, such as oil, coal, natural gas, agricultural products, industrial metals, livestock, and precious metals.
The Fund may use futures and options on securities, indices, commodities, and currencies, forward foreign currency exchange contracts, swaps, and other derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices, or other financial instruments. The Fund may use derivatives for a variety of purposes, including:
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as a hedge against adverse changes in the market prices of securities, interest rates or currency exchange rates;

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as a substitute for purchasing or selling securities;

•
to increase the Fund’s return as a non-hedging strategy that may be considered speculative; and

•
to manage the Fund’s portfolio characteristics.

Outside of its investments in real asset securities, the Fund may invest up to 20% of its net assets in equities or fixed income securities other than the types described above, including in Treasury Inflation Protected Securities (“TIPS”) and other inflation-linked fixed income securities.
Asset allocation decisions will be made by Larry Antonatos and Gaal Surugeon. The Adviser employs a top-down macroeconomic perspective complemented by a bottom-up sector valuation methodology when determining asset allocation. For security selection, the Adviser utilizes a fundamental, bottom-up, value-based selection methodology, taking into account short-term considerations, such as temporary market mispricing, and long-term considerations, such as values of assets and cash flows. The Adviser also draws upon the expertise and knowledge within Brookfield Asset Management ULC and its affiliates, which provides extensive owner/operator insights into industry drivers and trends. The Adviser takes a balanced approach to investing, seeking to mitigate risk through diversification, credit analysis, economic analysis and review of sector and industry trends. The Adviser uses proprietary research to select individual securities that it believes can add value from income and/or the potential for capital appreciation. The proprietary research may include an assessment of a company’s general financial condition, its competitive positioning and management strength, as well as industry characteristics and other factors. The Fund may sell a security that becomes overvalued or no longer offers an attractive risk/reward profile. A security may also be sold due to changes in portfolio strategy or cash flow needs.
No assurance can be given that the Fund’s investment objective will be achieved. The Fund’s policy of concentration in investments offering exposure to real assets, which includes real estate securities, infrastructure securities and natural resource securities as defined in this Prospectus, is a fundamental policy of the Fund. This fundamental policy may not be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities, as defined in the 1940 Act.

Principal Risks of Investing in the Fund
Performance
The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s total return has varied for annual periods through December 31, 2022, and by showing how the Fund’s average annual total returns for one- and five-year periods and since inception compare with those of a broad measure of market performance. On March 25, 2021, the Board of Trustees of Brookfield Investment Funds, on behalf of the Fund, approved a proposal to close the Fund’s Class I Shares (the “Legacy Class I Shares”). Following the close of business on April 30, 2021, shareholders holding the Legacy Class I Shares had their shares automatically converted (the “Conversion”) into the Fund’s Class Y Shares (the “Legacy Class Y Shares”). Following the Conversion, the Fund’s Legacy Class Y Shares were renamed “Class I Shares” (the “new Class I Shares”). As a result of the Conversion, the Fund’s new Class I Shares adopted the Legacy Class Y Shares’ performance and accounting history. Figures shown in the bar chart reflect the performance history of the Fund’s new Class I Shares (i.e., the Legacy Class Y Shares). The Fund’s Legacy Class I Shares and Legacy Class Y Shares had substantially similar returns because (i) the shares were invested in the same portfolio of securities; and (ii) the shares had the same expense structure. For periods prior to April 30, 2021, the performance information for the Fund’s new Class I Shares reflects the performance history of the Legacy Class Y Shares. The Fund’s performance (before and after taxes) is not an indication of how the Fund will perform in the future. Updated performance information is available at https://publicsecurities.brookfield.com/en or by calling 1-855-244-4859.

Class I Shares(1) Calendar Year Returns as of December 31

(1)
Prior to the fiscal year ended December 31, 2021, the returns shown in the bar chart are for the Legacy Class Y Shares. The Class A Shares and Class C Shares would have substantially similar returns because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes do not have the same expenses.

During the period of time shown in the bar chart, the highest return for a calendar quarter was 14.69% (quarter ended March 31, 2019) and the lowest return for a calendar quarter was –21.49% (quarter ended March 31, 2020).

Average Annual Total Returns for the periods ended December 31, 2022, with maximum sales charge, if applicable
Average Annual Returns - Brookfield Real Assets Securities Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception [1]	Average Annual Returns, Inception Date
Class I Shares		(10.14%)	3.03%	2.37%	Nov. 19, 2014
Class A		(14.69%)	1.76%	1.56%	Nov. 19, 2014
Class C		(11.98%)	2.05%	1.49%	Nov. 19, 2014
After Taxes on Distributions | Class I Shares		(10.59%)	2.23%	1.55%
After Taxes on Distributions and Sale of Fund Shares | Class I Shares		(5.81%)	2.12%	1.58%
MSCI World Index	[2]	(17.73%)	6.69%	7.64%
S&P Real Assets Index	[3]	(9.94%)	3.00%
Real Assets Custom Index Blend Benchmark	[4]	(12.71%)	2.87%	2.88%
[1]	The Fund’s inception date was November 19, 2014.
[2]	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index references the Predecessor Fund’s inception date.
[3]	The S&P Real Assets Index is designed to measure global property, infrastructure, commodities, and inflation-linked bonds using liquid and investable component indices that track public equities, fixed income, and futures. Data for the S&P Real Assets Index is unavailable prior to its inception date of December 31, 2015.
[4]	Beginning January 1, 2020, this index has consisted of 35% FTSE EPRA Nareit Developed Index, 5% ICE BofA Preferred Stock REITs 7% Constrained Index, 40% FTSE Global Core Infrastructure 50/50 Index, 5% Alerian Midstream Energy Index, and 15% ICE BofA USD Real Asset High Yield & Corporate Custom Index. For the period from October 1, 2016 through December 31, 2019, this index consisted of 35% FTSE EPRA Nareit Developed Index, 5% ICE BofA Preferred Stock REITs 7% Constrained Index, 40% Dow Jones Brookfield Global Infrastructure Index, 5% Alerian MLP Index, and 15% ICE BofA Global High Yield Index and ICE BofA Global Corporate Index, weighted 70% and 30%, respectively. For the period from October 19, 2014 through September 30, 2016, this index consisted of 33.33% DJ Brookfield Global Infrastructure Composite Index, 33.33% FTSE EPRA Nareit Developed Index, 13.33% ICE BofA Global High Yield Index and ICE BofA Global Corporate Index, weighted 70% and 30%, 10% S&P Global Natural Resources Index, 6.67% Bloomberg Commodity Index and 3.34% Barclays Global Inflation-Linked Index.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. After-tax returns are shown only for Class I Shares (i.e., the Legacy Class Y Shares) and after-tax returns for other classes will vary due to the differences in expenses. Furthermore, after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). In certain cases, the figures representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other returns for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an annual tax deduction that benefits shareholders.